Government Bonds, And Other Assets - Summary of Balance of Government Bonds (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	$ 21,344,007	$ 35,279,002
Financial assets at amortized cost
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	21,461,387	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	21,461,387	14,740,032
Total long-term notes receivable	0	21,135,321
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 1,839	$ 2,869